Quarterly Holdings Report
for
Fidelity® Blue Chip Growth Fund
April 30, 2023
BCF-NPRT3-0623
1.800333.119
Common Stocks - 97.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 13.2%
Entertainment - 2.7%
Activision Blizzard, Inc.	234,632	18,233
Bilibili, Inc. ADR (a)(b)	1,227,321	24,988
Netflix, Inc. (a)	2,234,808	737,330
Sea Ltd. ADR (a)	3,355,264	255,570
Take-Two Interactive Software, Inc. (a)	99,679	12,389
Universal Music Group NV	1,973,909	43,088
		1,091,598
Interactive Media & Services - 10.4%
Alphabet, Inc. Class A (a)	19,805,460	2,125,918
Epic Games, Inc. (a)(c)(d)	6,131	4,578
Meta Platforms, Inc. Class A (a)	6,762,505	1,625,165
Snap, Inc. Class A (a)	53,151,186	462,947
		4,218,608
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.)	77,662	3,837
T-Mobile U.S., Inc. (a)	233,874	33,654
		37,491
TOTAL COMMUNICATION SERVICES		5,347,697
CONSUMER DISCRETIONARY - 22.7%
Automobile Components - 0.1%
Aptiv PLC (a)	297,428	30,593
Automobiles - 2.2%
Neutron Holdings, Inc. (a)(c)(d)	7,152,433	192
Rad Power Bikes, Inc. (a)(c)(d)	928,091	2,868
Rivian Automotive, Inc. (a)(b)	7,538,555	96,644
Tesla, Inc. (a)	4,913,745	807,377
		907,081
Broadline Retail - 7.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,656,584	140,296
Amazon.com, Inc. (a)	26,404,200	2,784,323
MercadoLibre, Inc. (a)	3,190	4,075
Ollie's Bargain Outlet Holdings, Inc. (a)	704,280	45,954
		2,974,648
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	715,406	32,615
Hotels, Restaurants & Leisure - 3.5%
Airbnb, Inc. Class A (a)	2,974,730	355,986
Caesars Entertainment, Inc. (a)	3,905,850	176,896
Chipotle Mexican Grill, Inc. (a)	20,498	42,382
Deliveroo PLC Class A (a)(e)	11,646,208	16,012
Draftkings Holdings, Inc. (b)	569,052	12,468
Flutter Entertainment PLC (a)	174,724	34,947
Hilton Worldwide Holdings, Inc.	717,129	103,281
Marriott International, Inc. Class A	1,182,663	200,272
McDonald's Corp.	95,700	28,303
Penn Entertainment, Inc. (a)	6,598,524	196,570
Restaurant Brands International, Inc.	307,012	21,523
Sonder Holdings, Inc.:
rights (a)(d)	16,222	1
rights (a)(d)	16,221	1
rights (a)(d)	16,222	1
rights (a)(d)	16,221	0
rights (a)(d)	16,221	0
rights (a)(d)	16,221	0
Starbucks Corp.	809,462	92,513
Sweetgreen, Inc. Class A (a)(b)	6,984,373	55,456
Trip.com Group Ltd. ADR (a)	834,228	29,623
Yum China Holdings, Inc.	406,497	24,869
Yum! Brands, Inc.	98,981	13,915
		1,405,019
Household Durables - 0.1%
D.R. Horton, Inc.	28,549	3,135
Lennar Corp. Class A	46,630	5,260
Sony Group Corp. sponsored ADR	86,313	7,740
Toll Brothers, Inc.	31,459	2,011
		18,146
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	1,989,536	17,667
Specialty Retail - 4.7%
American Eagle Outfitters, Inc. (f)	11,759,323	157,457
Bath & Body Works, Inc.	539,332	18,931
Fanatics, Inc. Class A (a)(c)(d)	1,938,909	142,820
Fast Retailing Co. Ltd.	18,839	4,461
Five Below, Inc. (a)	818,965	161,631
Foot Locker, Inc.	1,528,285	64,173
FSN E-Commerce Ventures Private Ltd.	21,330,580	32,134
Lowe's Companies, Inc.	3,332,246	692,541
RH (a)(b)	715,619	182,576
TJX Companies, Inc.	2,918,221	230,014
Victoria's Secret & Co. (a)	2,701,150	83,763
Warby Parker, Inc. (a)(b)(f)	5,576,345	58,719
Wayfair LLC Class A (a)	1,178,605	41,051
Williams-Sonoma, Inc.	200,777	24,302
		1,894,573
Textiles, Apparel & Luxury Goods - 4.6%
Capri Holdings Ltd. (a)	3,001,756	124,573
Compagnie Financiere Richemont SA Series A	192,454	31,813
Crocs, Inc. (a)	1,158,748	143,302
Deckers Outdoor Corp. (a)	735,461	352,536
Hermes International SCA	21,541	46,684
lululemon athletica, Inc. (a)	1,397,594	530,988
LVMH Moet Hennessy Louis Vuitton SE	144,491	138,983
NIKE, Inc. Class B	3,260,747	413,202
On Holding AG (a)	2,284,802	74,142
Tory Burch LLC (a)(c)(d)(g)	293,611	9,939
		1,866,162
TOTAL CONSUMER DISCRETIONARY		9,146,504
CONSUMER STAPLES - 2.2%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	187,677	59,589
Celsius Holdings, Inc. (a)(b)	3,597,020	343,767
Constellation Brands, Inc. Class A (sub. vtg.)	57,284	13,145
PepsiCo, Inc.	84,300	16,092
		432,593
Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp.	7,516	3,782
Dollar Tree, Inc. (a)	2,192,814	337,057
Target Corp.	131,261	20,706
Walmart, Inc.	291,800	44,053
		405,598
Food Products - 0.0%
Sovos Brands, Inc. (a)	61,399	1,053
The Real Good Food Co. LLC:
Class B (d)(f)	1,262,073	0
Class B unit (e)(f)	1,262,073	4,960
The Real Good Food Co., Inc. (a)	47,088	185
		6,198
Household Products - 0.1%
Procter & Gamble Co.	227,487	35,574
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. Class A	18,178	4,485
Tobacco - 0.0%
Altria Group, Inc.	133,711	6,353
JUUL Labs, Inc.:
Class A (a)(c)(d)	21,148	231
Class B (a)(c)(d)	6,625	72
		6,656
TOTAL CONSUMER STAPLES		891,104
ENERGY - 3.9%
Energy Equipment & Services - 0.1%
Halliburton Co.	854,211	27,975
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (a)	916,557	21,072
Cenovus Energy, Inc. (Canada)	1,840,154	30,885
Cheniere Energy, Inc.	202,851	31,036
Denbury, Inc. (a)	688,277	64,271
Devon Energy Corp.	1,120,309	59,858
Diamondback Energy, Inc.	1,255,522	178,535
EOG Resources, Inc.	1,657,418	198,012
Exxon Mobil Corp.	1,214,930	143,775
Hess Corp.	1,936,131	280,855
Marathon Oil Corp.	1,962,355	47,410
Northern Oil & Gas, Inc.	436,457	14,477
Occidental Petroleum Corp.	1,751,030	107,741
Pioneer Natural Resources Co.	693,603	150,893
Reliance Industries Ltd.	6,689,593	198,872
Reliance Industries Ltd. GDR (e)	220,726	13,155
		1,540,847
TOTAL ENERGY		1,568,822
FINANCIALS - 2.8%
Banks - 0.2%
Wells Fargo & Co.	1,588,130	63,128
Capital Markets - 0.0%
Goldman Sachs Group, Inc.	12,560	4,314
Morgan Stanley	45,254	4,072
		8,386
Consumer Finance - 0.5%
American Express Co.	1,306,081	210,723
Financial Services - 2.1%
Adyen BV (a)(e)	5,466	8,783
Ant International Co. Ltd. Class C (a)(c)(d)	6,428,801	9,900
Berkshire Hathaway, Inc. Class B (a)	41,258	13,555
Block, Inc. Class A (a)	1,360,195	82,686
Housing Development Finance Corp. Ltd.	697,722	23,798
MasterCard, Inc. Class A	1,403,602	533,411
PayPal Holdings, Inc. (a)	283,733	21,564
Rapyd Financial Network 2016 Ltd. (a)(c)(d)	204,327	15,177
Visa, Inc. Class A	535,974	124,737
		833,611
TOTAL FINANCIALS		1,115,848
HEALTH CARE - 9.3%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	653,891	130,255
Arcutis Biotherapeutics, Inc. (a)	663,282	9,180
Argenx SE ADR (a)	87,312	33,867
Ascendis Pharma A/S sponsored ADR (a)	421,111	29,461
CytomX Therapeutics, Inc. (a)(e)	378,621	617
Generation Bio Co. (a)	778,719	3,831
Karuna Therapeutics, Inc. (a)	187,730	37,253
Moderna, Inc. (a)	17,794	2,365
Regeneron Pharmaceuticals, Inc. (a)	180,622	144,821
Vertex Pharmaceuticals, Inc. (a)	307,928	104,920
Viking Therapeutics, Inc. (a)	484,839	10,332
		506,902
Health Care Equipment & Supplies - 1.8%
Axonics Modulation Technologies, Inc. (a)	573,419	32,949
Blink Health LLC Series A1 (a)(c)(d)	51,117	2,249
Boston Scientific Corp. (a)	2,075,223	108,161
DexCom, Inc. (a)	2,291,097	278,002
Insulet Corp. (a)	310,842	98,860
Intuitive Surgical, Inc. (a)	13,500	4,066
Oddity Tech Ltd. (a)(c)(d)	23,418	10,598
Penumbra, Inc. (a)	15,000	4,262
Shockwave Medical, Inc. (a)	401,259	116,429
Stryker Corp.	217,251	65,099
TransMedics Group, Inc. (a)	100,542	7,953
		728,628
Health Care Providers & Services - 2.4%
agilon health, Inc. (a)	363,339	8,818
Alignment Healthcare, Inc. (a)	887,079	5,580
Guardant Health, Inc. (a)	2,046,870	46,177
Humana, Inc.	282,643	149,939
Surgery Partners, Inc. (a)	562,919	22,325
UnitedHealth Group, Inc.	1,498,234	737,266
		970,105
Health Care Technology - 0.0%
Certara, Inc. (a)(b)	371,940	8,990
MultiPlan Corp. warrants (a)(c)	138,859	0
		8,990
Life Sciences Tools & Services - 0.7%
Danaher Corp.	579,029	137,178
ICON PLC (a)	47,565	9,165
Olink Holding AB ADR (a)	574,648	12,395
Seer, Inc. (a)	232,828	778
Thermo Fisher Scientific, Inc.	187,863	104,245
Veterinary Emergency Group LLC Class A (a)(c)(d)(g)	524,494	29,073
		292,834
Pharmaceuticals - 3.1%
AstraZeneca PLC sponsored ADR	259,082	18,970
Eli Lilly & Co.	1,725,942	683,231
Novo Nordisk A/S:
Series B	137,138	22,814
Series B sponsored ADR	1,113,911	186,123
Roche Holding AG (participation certificate)	44,807	14,031
Ventyx Biosciences, Inc. (a)	180,097	6,772
Zoetis, Inc. Class A	1,831,091	321,869
		1,253,810
TOTAL HEALTH CARE		3,761,269
INDUSTRIALS - 4.4%
Aerospace & Defense - 1.4%
Airbus Group NV	211,657	29,639
Howmet Aerospace, Inc.	1,089,865	48,270
L3Harris Technologies, Inc.	134,066	26,163
Lockheed Martin Corp.	70,997	32,975
Northrop Grumman Corp.	51,986	23,980
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	2,961,836	228,061
Class C (a)(c)(d)	27,830	2,143
The Boeing Co. (a)	768,288	158,867
TransDigm Group, Inc.	21,038	16,094
		566,192
Air Freight & Logistics - 0.0%
Delhivery Private Ltd.	2,469,600	11,344
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	2,388,006	31,116
Electrical Equipment - 0.0%
Array Technologies, Inc. (a)	165,417	3,383
Ground Transportation - 2.6%
Avis Budget Group, Inc. (a)	246,718	43,588
Bird Global, Inc. (a)(c)	1,821,129	247
Bird Global, Inc.:
Class A (a)(b)	18,460,415	2,500
Stage 1 rights (a)(d)	262,923	0
Stage 2 rights (a)(d)	262,922	0
Stage 3 rights (a)(d)	262,922	0
Hertz Global Holdings, Inc. (a)(b)	1,811,240	30,211
Lyft, Inc. (a)(b)	21,236,463	217,674
Uber Technologies, Inc. (a)	24,465,981	759,669
		1,053,889
Machinery - 0.1%
Deere & Co.	75,061	28,375
Passenger Airlines - 0.2%
Delta Air Lines, Inc. (a)	974,906	33,449
United Airlines Holdings, Inc. (a)	1,203,370	52,708
		86,157
Professional Services - 0.0%
Experian PLC	207,525	7,347
TOTAL INDUSTRIALS		1,787,803
INFORMATION TECHNOLOGY - 38.6%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	150,160	24,050
Cisco Systems, Inc.	262,341	12,396
		36,446
IT Services - 0.5%
MongoDB, Inc. Class A (a)	201,614	48,379
Okta, Inc. (a)	1,294,647	88,722
Shopify, Inc. Class A (a)	164,100	7,950
Snowflake, Inc. (a)	224,971	33,314
Twilio, Inc. Class A (a)	501,170	26,367
X Holdings Corp. Class A (d)	196,600	6,555
		211,287
Semiconductors & Semiconductor Equipment - 15.5%
Advanced Micro Devices, Inc. (a)	3,283,973	293,489
ASML Holding NV (depository receipt)	85,966	54,748
Cirrus Logic, Inc. (a)	672,794	57,719
Enphase Energy, Inc. (a)	276,352	45,377
GlobalFoundries, Inc. (a)	4,470,031	262,838
Impinj, Inc. (a)	212,000	18,743
Marvell Technology, Inc.	27,569,371	1,088,439
Monolithic Power Systems, Inc.	220,540	101,883
NVIDIA Corp.	11,033,213	3,061,606
NXP Semiconductors NV	3,701,698	606,116
onsemi (a)	3,864,541	278,092
Skyworks Solutions, Inc.	171,052	18,114
SolarEdge Technologies, Inc. (a)	105,975	30,270
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,331,251	196,524
Teradyne, Inc.	1,345,185	122,923
		6,236,881
Software - 12.3%
Adobe, Inc. (a)	94,595	35,715
Atom Tickets LLC (a)(c)(d)(g)	1,204,239	0
Bill Holdings, Inc. (a)(b)	688,078	52,851
Confluent, Inc. (a)	345,752	7,607
Datadog, Inc. Class A (a)	615,556	41,476
HubSpot, Inc. (a)	408,682	172,035
Intuit, Inc.	369,278	163,941
Microsoft Corp.	12,482,939	3,835,508
Oracle Corp.	224,291	21,245
Paycom Software, Inc. (a)	217,788	63,239
Pine Labs Private Ltd. (a)(c)(d)	9,912	5,457
Salesforce, Inc. (a)	1,976,586	392,095
ServiceNow, Inc. (a)	168,570	77,444
Splunk, Inc. (a)	511,957	44,151
Stripe, Inc. Class B (a)(c)(d)	173,600	3,495
Tanium, Inc. Class B (a)(c)(d)	554,900	4,273
Workday, Inc. Class A (a)	59,069	10,995
Zoom Video Communications, Inc. Class A (a)	811,886	49,874
		4,981,401
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	24,348,675	4,131,484
Seagate Technology Holdings PLC	36,100	2,122
		4,133,606
TOTAL INFORMATION TECHNOLOGY		15,599,621
MATERIALS - 0.6%
Chemicals - 0.1%
Cibus Corp. Series C (a)(c)(d)(g)	7,514,641	15,029
Linde PLC	66,046	24,401
		39,430
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	5,314,092	201,457
TOTAL MATERIALS		240,887
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Welltower, Inc.	55,150	4,369
UTILITIES - 0.0%
Electric Utilities - 0.0%
NextEra Energy, Inc.	157,782	12,091
TOTAL COMMON STOCKS (Cost $21,862,428)		39,476,015

Preferred Stocks - 2.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.0%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	293,038	58,315
Reddit, Inc.:
Series B(a)(c)(d)	524,232	19,077
Series E(a)(c)(d)	43,813	1,594
Series F(a)(c)(d)	457,142	16,635
		95,621
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	120,997	374
Series C(a)(c)(d)	476,111	1,471
Series D(a)(c)(d)	867,000	2,679
		4,524
Broadline Retail - 0.1%
Meesho Series F (a)(c)(d)	546,589	37,835

Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (a)(c)(d)	6,100	2,058
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(g)	100,182	29,008
		31,066
TOTAL CONSUMER DISCRETIONARY		73,425

CONSUMER STAPLES - 0.2%
Consumer Staples Distribution & Retail - 0.1%
GoBrands, Inc.:
Series G(a)(c)(d)	166,200	16,211
Series H(a)(c)(d)	104,029	10,147
Instacart, Inc.:
Series H(a)(c)(d)	245,379	10,927
Series I(a)(c)(d)	118,846	5,292
		42,577
Food Products - 0.0%
AgBiome LLC Series C (a)(c)(d)	1,091,300	5,631
Bowery Farming, Inc. Series C1 (a)(c)(d)	161,262	1,503
		7,134
Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(c)(d)	2,570,575	28,045
Series D(a)(c)(d)	13,822	151
Series E(a)(c)(d)	14,959	163
		28,359
TOTAL CONSUMER STAPLES		78,070

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series D2 (c)(d)	5,347	1,010

Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(c)(d)	170,685	7,508

Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(c)(d)	3,301	651

TOTAL HEALTH CARE		9,169

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
ABL Space Systems:
Series B(a)(c)(d)	270,130	8,820
Series B2(a)(c)(d)	141,569	4,505
Relativity Space, Inc. Series E (a)(c)(d)	2,480,614	42,890
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	97,277	74,903
Series H(a)(c)(d)	25,767	19,841
Series N(a)(c)(d)	79,406	61,143
		212,102
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	101,010	7,012

TOTAL INDUSTRIALS		219,114

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(c)(d)	771,513	10,045
Enevate Corp. Series E (a)(c)(d)	12,084,432	7,009
Menlo Micro, Inc. Series C (a)(c)(d)	4,680,700	4,634
		21,688
IT Services - 0.0%
Yanka Industries, Inc. Series F (a)(c)(d)	508,854	4,213

Semiconductors & Semiconductor Equipment - 0.2%
Alif Semiconductor Series C (a)(c)(d)	391,847	7,273
Astera Labs, Inc.:
Series A(c)(d)	672,992	5,983
Series B(c)(d)	114,587	1,019
Series C(a)(c)(d)	1,572,300	13,978
Series D(c)(d)	2,623,426	23,322
GaN Systems, Inc.:
Series F1(a)(c)(d)	661,660	7,325
Series F2(a)(c)(d)	349,385	3,868
SiMa.ai:
Series B(a)(c)(d)	2,821,200	16,927
Series B1(c)(d)	188,978	1,340
Xsight Labs Ltd. Series D (a)(c)(d)	1,192,000	8,714
		89,749
Software - 0.3%
Algolia, Inc. Series D (a)(c)(d)	276,495	4,488
Bolt Technology OU Series E (a)(c)(d)	170,267	22,191
Databricks, Inc.:
Series G(a)(c)(d)	437,958	21,140
Series H(a)(c)(d)	273,924	13,222
Dataminr, Inc. Series D (a)(c)(d)	277,250	3,812
Delphix Corp. Series D (a)(c)(d)	675,445	3,067
Mountain Digital, Inc. Series D (a)(c)(d)	524,265	6,496
Skyryse, Inc. Series B (a)(c)(d)	560,000	11,805
Stripe, Inc.:
Series H(a)(c)(d)	73,100	1,472
Series I(c)(d)	918,055	18,480
Tenstorrent, Inc. Series C1 (a)(c)(d)	77,800	4,393
		110,566
TOTAL INFORMATION TECHNOLOGY		226,216

MATERIALS - 0.2%
Metals & Mining - 0.2%
Diamond Foundry, Inc. Series C (a)(c)(d)	2,271,329	80,564

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Redwood Materials Series C (a)(c)(d)	341,408	17,852

TOTAL CONVERTIBLE PREFERRED STOCKS		800,031
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(c)(d)	50,654,200	1,363
Series 1D(a)(c)(d)	85,315,542	2,295
Waymo LLC Series A2 (a)(c)(d)	81,316	3,922
		7,580
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(c)(d)	1,244,183	32,112

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	29,758	6,083

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (a)(c)(d)	709,497	11,089

Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	23,689	13,042
Series A(a)(c)(d)	5,920	3,259
Series B(a)(c)(d)	6,440	3,546
Series B2(a)(c)(d)	5,209	2,868
Series C(a)(c)(d)	9,690	5,335
Series C1(a)(c)(d)	2,041	1,124
Series D(a)(c)(d)	2,183	1,202
		30,376
TOTAL INFORMATION TECHNOLOGY		41,465

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
ZKH Group Ltd. Series F (d)	21,325,985	7,891

TOTAL NONCONVERTIBLE PREFERRED STOCKS		95,131
TOTAL PREFERRED STOCKS (Cost $875,790)		895,162

Convertible Bonds - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	2,433	2,625
4% 6/12/27 (c)(d)	647	698
4.5% 10/27/25 (c)(d)	21,263	20,649
(Cost $24,343)		23,972

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(i)	15,508	19,033
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(i)	4,320	4,104
TOTAL PREFERRED SECURITIES (Cost $19,828)		23,137

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (j)	396,899	397
Fidelity Securities Lending Cash Central Fund 4.88% (j)(k)	478,951,066	478,999
TOTAL MONEY MARKET FUNDS (Cost $479,396)		479,396

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $23,261,785)	40,897,682
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(489,326)
NET ASSETS - 100.0%	40,408,356

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,420,782,000 or 3.5% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,527,000 or 0.1% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	12,165

ABL Space Systems Series B2	10/22/21	9,626

AgBiome LLC Series C	6/29/18	6,912

Algolia, Inc. Series D	7/23/21	8,086

Alif Semiconductor Series C	3/08/22	7,954

Ant International Co. Ltd. Class C	5/16/18	24,503

Astera Labs, Inc. Series A	5/17/22	6,844

Astera Labs, Inc. Series B	5/17/22	1,165

Astera Labs, Inc. Series C	8/24/21	5,286

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	26,679

Atom Tickets LLC	8/15/17	7,199

Beta Technologies, Inc. Series A	4/09/21	7,401

Bird Global, Inc.	5/11/21	18,211

Blink Health LLC Series A1	12/30/20	1,385

Blink Health LLC Series C	11/07/19 - 7/14/21	6,515

Bolt Technology OU Series E	1/03/22	44,235

Bowery Farming, Inc. Series C1	5/18/21	9,716

ByteDance Ltd. Series E1	11/18/20	32,109

Castle Creek Biosciences, Inc. Series D2	6/28/21	917

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	9,831

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	1,360

CelLink Corp. Series D	1/20/22	16,066

Cibus Corp. Series C	2/16/18 - 12/02/22	13,544

Circle Internet Financial Ltd. Series E	5/11/21	20,193

Databricks, Inc. Series G	2/01/21	25,893

Databricks, Inc. Series H	8/31/21	20,129

Dataminr, Inc. Series D	3/06/15	3,535

Delphix Corp. Series D	7/10/15	6,079

Diamond Foundry, Inc. Series C	3/15/21	54,512

Discord, Inc. Series I	9/15/21	3,359

Enevate Corp. Series E	1/29/21	13,398

Epic Games, Inc.	7/30/20	3,525

Fanatics, Inc. Class A	8/13/20 - 10/24/22	78,990

GaN Systems, Inc. Series F1	11/30/21	5,611

GaN Systems, Inc. Series F2	11/30/21	2,963

GaN Systems, Inc. 0%	11/30/21	15,508

GoBrands, Inc. Series G	3/02/21	41,503

GoBrands, Inc. Series H	7/22/21	40,414

Gupshup, Inc.	6/08/21	16,223

Instacart, Inc. Series H	11/13/20	14,723

Instacart, Inc. Series I	2/26/21	14,856

JUUL Labs, Inc. Class A	12/20/17	453

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0

JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0

JUUL Labs, Inc. Series E	12/20/17	321

Meesho Series F	9/21/21	41,908

Menlo Micro, Inc. Series C	2/09/22	6,204

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	14,040

Mountain Digital, Inc. Series D	11/05/21	12,040

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	72

Neutron Holdings, Inc. Series 1C	7/03/18	9,262

Neutron Holdings, Inc. Series 1D	1/25/19	20,689

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	2,433

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	647

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	21,264

Oddity Tech Ltd.	1/06/22	10,079

Pine Labs Private Ltd.	6/30/21	3,696

Pine Labs Private Ltd. Series 1	6/30/21	8,833

Pine Labs Private Ltd. Series A	6/30/21	2,207

Pine Labs Private Ltd. Series B	6/30/21	2,401

Pine Labs Private Ltd. Series B2	6/30/21	1,942

Pine Labs Private Ltd. Series C	6/30/21	3,613

Pine Labs Private Ltd. Series C1	6/30/21	761

Pine Labs Private Ltd. Series D	6/30/21	814

Rad Power Bikes, Inc.	1/21/21	4,477

Rad Power Bikes, Inc. Series A	1/21/21	584

Rad Power Bikes, Inc. Series C	1/21/21	2,297

Rad Power Bikes, Inc. Series D	9/17/21	8,309

Rapyd Financial Network 2016 Ltd.	3/30/21	15,000

Reddit, Inc. Series B	7/26/17	7,442

Reddit, Inc. Series E	5/18/21	1,861

Reddit, Inc. Series F	8/11/21	28,249

Redwood Materials Series C	5/28/21	16,184

Relativity Space, Inc. Series E	5/27/21	56,645

SiMa.ai Series B	5/10/21	14,465

SiMa.ai Series B1	4/25/22	1,340

Skyryse, Inc. Series B	10/21/21	13,821

Space Exploration Technologies Corp. Class A	10/16/15 - 5/24/22	55,406

Space Exploration Technologies Corp. Class C	9/11/17	376

Space Exploration Technologies Corp. Series G	1/20/15	7,535

Space Exploration Technologies Corp. Series H	8/04/17	3,479

Space Exploration Technologies Corp. Series N	8/04/20	21,440

Stripe, Inc. Class B	5/18/21	6,966

Stripe, Inc. Series H	3/15/21	2,933

Stripe, Inc. Series I	3/20/23	18,484

Tanium, Inc. Class B	4/21/17	2,755

Tenstorrent, Inc. Series C1	4/23/21	4,626

Tenstorrent, Inc. 0%	4/23/21	4,320

Tory Burch LLC	5/14/15	20,682

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	21,645

Waymo LLC Series A2	5/08/20	6,982

Xsight Labs Ltd. Series D	2/16/21	9,531

Yanka Industries, Inc. Series F	4/08/21	16,221

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	1,377,689	1,377,292	1,303	-	-	397	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	776,449	2,182,447	2,479,897	1,873	-	-	478,999	1.5%
Total	776,449	3,560,136	3,857,189	3,176	-	-	479,396

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
American Eagle Outfitters, Inc.	116,007	27,167	3,507	1,180	546	17,244	157,457
The Real Good Food Co. LLC Class B	-	-	-	-	-	-	-
The Real Good Food Co. LLC Class B unit	8,203	-	-	-	-	(3,243)	4,960
The Real Good Food Co., Inc.	314	-	6	-	(8)	(115)	-
Warby Parker, Inc.	48,727	20,924	1,317	-	47	(9,662)	58,719
Total	173,251	48,091	4,830	1,180	585	4,224	221,136

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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